Other Payables and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of components of other payables and accrued expenses
	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

Payroll payable	6,149	10,781	1,526
Value-added tax payable (recoverable)	1,058	(1,509)	(214)
Employee's individual income tax	725	946	134
Other miscellaneous taxes	30	34	5
Accrued expenses	304	4,899	693
Others	391	604	86
Other payables and accrued expenses	8,657	15,755	2,230